Note 19 - Related Party Transactions (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 95,000	$ 83,000
Key management personnel compensation	6,400,000	6,100,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Borrowings, interest rate				5.00%
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,300,000	1,500,000
Allowance account for credit losses of financial assets at end of period		0	$ 0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount			$ 500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	3,900,000	2,800,000
Key management personnel compensation	$ 1,100,000	$ 0
Corporation controlled by key management personnel [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Borrowings, interest rate					10.00%